SEGMENT INFORMATION - Reconciliation of Total Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	$ 4,638,213	$ 3,775,247	$ 1,349,977
Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	4,627,207	3,771,818	1,332,332
Revenues from Corporate and Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	11,006	3,429	17,645
Altira Macau [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	125,096	110,825	32,615
Mocha and Other [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	122,596	117,700	76,403
City of Dreams [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	2,282,256	1,930,483	559,684
Studio City [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	1,390,345	958,354	175,983
City of Dreams Manila [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	472,337	495,097	396,392
City of Dreams Mediterranean and Other [Member] | Segment operating revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated operating revenues	$ 234,577	$ 159,359	$ 91,255